Fee Income (Tables)	12 Months Ended
Dec. 31, 2019
Analysis of income and expense [abstract]
Schedule of Fee Income
Fee income for the years ended December 31 consists of the following:

	2019	2018
Fee income from insurance contracts	$1,017	$968
Fee income from service contracts:
Distribution fees	820	829
Fund management and other asset-based fees	3,662	3,444
Administrative service and other fees	752	725
Total fee income	$6,251	$5,966